CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income / (loss)	$ (56,582)	$ 13,454	$ 13,346
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation and amortization	3,371	3,299	2,443
Loss on disposal of property and equipment	17	3	106
Share-based compensation	340	1,382	3,606
Impairment loss on investment	56,083
Unrealized foreign exchange (gain) / loss	2,383	1,132	(1,407)
Fair value change of equity investment without readily determinable fair values under the measurement alternative	(849)	(38,834)	(13,450)
Allowance for credit losses	83	407	(688)
Inventory (reversal when sold) / write-down	103	880	(108)
Unrecognized tax benefits	(12,302)
Deferred income tax	(407)	9,827	3,363
Changes in operating assets and liabilities:
Accounts receivable	930	(731)	859
Inventories	(2,366)	(2,957)	(2,455)
Prepaid expenses and other current assets	1,412	(2,837)	(2,005)
Amounts due from related party		62	315
Long-term rental deposits	7	(511)	71
Accounts payable	2,983	6,582	(690)
Amounts due to related parties		(167)	(19)
Advance from customers	7,452	(8,490)	11,548
Accrued expenses and other current liabilities	32,537	15,808	14,373
Operating lease right-of-use assets	5,506	660	(10)
Operating lease liabilities	(4,875)	(740)	116
Net cash provided by / (used in) operating activities	35,826	(1,771)	29,314
Cash flows from investing activities
Purchase of property and equipment	(817)	(1,013)	(2,233)
Purchase of intangible assets		(56)
Capitalized internal use software		(827)	(1,627)
Proceeds from disposal of property and equipment	138	64	621
Proceeds from disposal of long-term investment	2,730	89	1,403
Net cash (used in) / provided by investing activities	2,051	(1,743)	(1,836)
Cash flows from financing activities
Principal repayment of finance leases	(43)	(44)	(991)
Sold of treasury shares		268
Repurchase of ordinary shares			(2,695)
Payment for acquisition of non-controlling interest		(1,544)
Net cash used in financing activities	(43)	(1,320)	(3,686)
Net increase / (decrease) in cash, cash equivalents and restricted cash	37,834	(4,834)	23,792
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(2,868)	(1,093)	1,292
Cash, cash equivalents and restricted cash at beginning of year	59,602	65,529	40,445
Cash, cash equivalents and restricted cash at end of year	94,568	59,602	65,529
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	88,575	55,942	61,477
Restricted cash	5,993	3,660	4,052
Total cash and cash equivalents and restricted cash	94,568	59,602	65,529
Supplemental cash flow information:
Income taxes paid	(17)	(11)	(27)
Interest expense paid	(5)	(13)	(92)
Noncash investing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 5,498	$ 4,655	$ 10,261